Accounting Pronouncements	6 Months Ended
Jun. 30, 2015
Orbitz
Entity Information [Line Items]
Accounting Pronouncements
Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.
2015-05, “Customer’s Accounting for Fees Paid in a Cloud Computing arrangement”, which clarifies that the presentation of software licenses incurred in connection with cloud computing arrangements should be presented in a manner consistent with other software license agreements in the financial statements. ASU 2015-05 will become effective for public companies beginning after December 15, 2015. Early adoption is permitted. The Company is currently assessing the impact of this
ASU on its consolidated financial statements.

In April 2015, the FASB issued ASU No.2015-03, “Simplifying the Presentation of Debt Issuance Costs”, which changes the presentation of debt issuance costs in financial statements to present such costs as a direct deduction from the related debt liability rather than as an asset. ASU 2015-03 will become effective for public companies beginning after December 15, 2015. Early adoption is permitted. Upon adoption of this standard, the Company will reclassify debt issuance costs, which are presently recorded in Other non-current assets, to a reduction of Term loan, non-current. The balance of debt issuance costs recorded in Other non-current assets as of June 30, 2015 is approximately $6.8 million.

In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements - Going Concern”. ASU
2014-15 provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and sets rules for how this information should be disclosed in the financial statements.
ASU 2014-15 is effective for annual periods ending after December 15, 2016 and interim periods thereafter. Early adoption is permitted. The Company does not expect the adoption of ASU 2014-15 to have an impact on its consolidated financial statements.

In May 2014, the FASB issued a new financial accounting standard on revenue from contracts with customers, ASU No. 2014-09, “Revenue from Contracts with Customers”. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. In July 2015, the FASB affirmed its April 2015 proposal to defer the effective date by one year. Therefore, the accounting standard is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017. Early adoption is permitted as of annual reporting periods beginning after December 15, 2016. The Company is currently assessing the impact of this ASU on its consolidated financial statements.